BUSINESS AND ORGANIZATION	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 1 - BUSINESS AND ORGANIZATION

Reverse Stock Split

All share and per share information in this Form 10-Q has been retrospectively adjusted for a 1-for-20 reverse stock split of our outstanding shares of common stock, effective November 23, 2011.  See Note 10.

General

All references in these consolidated financial statements to “we,” “us,” “our,” and the “Company” are to Vu1 Corporation, Sendio, s.r.o., our Czech subsidiary, and Telisar Corporation, our inactive subsidiary unless otherwise noted or indicated by its context.

We are focused on developing, manufacturing and selling a line of mercury free, energy efficient light bulbs based on our proprietary light-emitting technology. For the past several years, we have primarily focused on research and development efforts for our technology products and the related manufacturing processes.

In September 2007, we formed Sendio, s.r.o. (“Sendio”) in the Czech Republic as a wholly-owned subsidiary for the purpose of operating a research and development and pilot manufacturing facility.

We have one inactive subsidiary, Telisar Corporation, a California corporation and 66.67% majority-owned subsidiary.

NOTE 1 – BUSINESS AND ORGANIZATION

All references in these consolidated financial statements to “we,” “us,” “our,” and the “Company” are to Vu1 Corporation, Sendio, s.r.o., our Czech subsidiary, and our inactive subsidiary Telisar Corporation, unless otherwise noted or indicated by its context.

We are focused on designing, developing and selling a line of mercury free, energy efficient lighting products based on our proprietary light-emitting technology. For the past several years, we have primarily focused on research and development efforts for our technology and the related manufacturing processes.

In September 2007, we formed Sendio, s.r.o. (“Sendio”) in the Czech Republic as a wholly-owned subsidiary for the purpose of operating a research and development and manufacturing facility.

We have one inactive subsidiary, Telisar Corporation, a California corporation and 66.67% majority-owned subsidiary.